BASIS OF PRESENTATION (Narrative) (Details) - USD ($) $ in Thousands	3 Months Ended				6 Months Ended		12 Months Ended
	Jun. 30, 2023	Mar. 31, 2023	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Cash	$ 1,800				$ 1,800
Net loss	(44,556)		$ (24,672)		(48,461)	$ (32,302)	$ (52,629)	$ (21,361)
Net loss	(44,556)	$ (3,905)	$ (24,672)	$ (7,630)			(52,629)	$ (21,361)
Accumulated deficit	$ (138,300)				$ (138,300)		$ (90,900)